UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 493-2020

Date of fiscal year end:	November 30, 2008

Date of reporting period:	August 31, 2008

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
August 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 131.9%
Equity Investments(a) — 115.9%
United States — 89.5%
MLP(b)(c) — 34.7%
Alliance Resource Partners, L.P.	92	$4,275
Atlas Energy Resources, LLC	380	13,318
Atlas Pipeline Partners, L.P.	566	19,328
BreitBurn Energy Partners L.P.	306	5,086
Calumet Specialty Products Partners, L.P.	267	3,815
Capital Product Partners L.P.(d)	454	7,062
Constellation Energy Partners LLC	51	702
Copano Energy, L.L.C.	50	1,570
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	2,829
Crosstex Energy, L.P.	526	13,399
DCP Midstream Partners, LP	241	5,895
Duncan Energy Partners L.P.	83	1,497
Eagle Rock Energy Partners, L.P.	127	1,800
Energy Transfer Equity, L.P.	169	4,881
Energy Transfer Partners, L.P.	151	6,737
Enterprise Products Partners L.P.	1,591	46,845
Exterran Partners, L.P.	249	5,518
Global Partners LP	227	2,823
Hiland Holdings GP, LP	66	1,465
Hiland Partners, LP	59	2,697
Holly Energy Partners, L.P.	77	2,579
Inergy Holdings, L.P.	81	2,647
Inergy, L.P.	241	6,348
Magellan Midstream Partners, L.P.	226	8,403
MarkWest Energy Partners, L.P.	270	9,306
Martin Midstream Partners L.P.	310	9,707
Natural Resource Partners L.P.	86	2,993
ONEOK Partners, L.P.	190	11,389
OSG America L.P.	179	2,144
Penn Virginia Resource Partners, L.P.	309	7,708
Pioneer Southwest Energy Partners L.P.	104	1,951
Plains All American Pipeline, L.P.(g)	1,387	66,068
Regency Energy Partners LP	301	7,494
Regency Energy Partners LP(e)	114	2,705
Targa Resources Partners LP	325	7,760
TC PipeLines, LP	285	9,729
Teekay LNG Partners L.P.	75	1,713
Teekay Offshore Partners L.P.(d)	568	9,139
TEPPCO Partners, L.P.	88	2,837
Western Gas Partners, LP	223	3,404
Williams Partners L.P.	269	8,162

		335,728

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
August 31, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
MLP Affiliates — 25.2%
Atlas America, Inc.	472	$17,695
Crosstex Energy, Inc.	159	5,168
Enbridge Energy Management, L.L.C.(h)	857	43,335
Kinder Morgan Management, LLC(h)	2,899	160,885
Penn Virginia Corporation(i)	245	16,234

		243,317

Marine Transportation — 17.4%
Aries Maritime Transport Limited	1,125	4,456
Arlington Tankers Ltd.	573	10,558
DHT Maritime, Inc.	1,072	9,552
Diana Shipping Inc.	425	12,065
Eagle Bulk Shipping Inc.	516	13,669
Euroseas Ltd.	53	711
Frontline Ltd.	100	6,041
Genco Shipping & Trading Limited	170	10,634
General Maritime Corporation	50	1,241
Navios Maritime Partners L.P.	571	7,140
Nordic American Tanker Shipping Limited	620	21,827
OceanFreight, Inc.	654	12,467
Omega Navigation Enterprises, Inc.	949	14,960
Paragon Shipping Inc.	619	9,377
Safe Bulkers, Inc.	178	3,383
Seaspan Corporation	441	10,974
Ship Finance International Limited	183	5,098
Star Bulk Carriers Corp.	163	1,704
Teekay Tankers Ltd.	588	11,849

		167,706

Coal — 8.3%
Alpha Natural Resources, Inc.(i)(j)	194	19,219
Arch Coal, Inc.(i)	166	9,004
CONSOL Energy Inc.(i)	192	12,980
Foundation Coal Holdings, Inc.	53	3,111
Massey Energy Company(i)	202	13,331
Patriot Coal Corporation(i)(j)	122	7,333
Peabody Energy Corporation(i)	248	15,602

		80,580

Royalty Trust — 3.9%
Hugoton Royalty Trust	240	7,441
MV Oil Trust	652	12,007
Permian Basin Royalty Trust	488	11,940
San Juan Basin Royalty Trust	148	6,044

		37,432

Total United States (Cost $730,054)		864,763

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
August 31, 2008
(amounts in 000’s)
(UNAUDITED)

			No. of
Description			Shares/Units	Value
Canada — 26.4%
Royalty Trust — 26.3%
ARC Energy Trust			1,009	$28,699
Baytex Energy Trust			746	22,833
Bonavista Energy Trust			597	18,461
Bonterra Energy Income Trust			34	1,148
Canadian Oil Sands Trust			41	1,982
Crescent Point Energy Trust			1,167	43,105
Enerplus Resources Fund			796	34,494
Fording Canadian Coal Trust(i)			297	26,602
NAL Oil & Gas Trust			945	13,736
Penn West Energy Trust			792	23,247
Progress Energy Trust			511	7,644
Vermilion Energy Trust			569	23,041
Westshore Terminals Income Fund			81	1,348
Zargon Energy Trust			355	7,497

				253,837

Coal — 0.1%
Western Canadian Coal Corp.(k)			87	521

Total Canada (Cost $188,857)				254,358

Total Equity Investments (Cost $918,911)				1,119,121

	Interest	Maturity	Principal
	Rate	Date	Amount
Energy Debt Investments — 16.0%
United States — 13.5%
Coal — 0.5%
Peabody Energy Corporation(l)	4.750%	12/15/66	$4,000	5,110

Marine Transportation — 3.7%
Navios Maritime Holdings, Inc.	9.500	12/15/14	25,250	24,114
Overseas Shipholding Group, Inc.	7.500	2/15/24	5,000	4,563
Ship Finance International Limited	8.500	12/15/13	7,000	6,930

				35,607

Midstream — 1.5%
Targa Resources, Inc.	8.500	11/01/13	9,500	9,025
Targa Resources Investments, Inc.	(m)	2/09/15	7,133	5,171

				14,196

Oilfield Services — 1.3%
Dresser, Inc.	(n)	5/04/15	13,000	12,561

Upstream — 5.4%
CDX Funding, LLC	(o)	3/31/13	8,750	7,000
Hilcorp Energy Company	7.750	11/01/15	13,589	12,298
Mariner Energy, Inc.	8.000	5/15/17	6,000	5,490
Mariner Energy, Inc.	7.500	4/15/13	4,000	3,740
Parallel Petroleum Corporation	10.250	8/01/14	6,500	6,337
Petrohawk Energy Corporation	9.125	7/15/13	12,000	11,940
Quicksilver Resources Inc.	(p)	8/06/13	5,000	4,963

				51,768

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
August 31, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Other Energy — 1.1%
Energy Future Holdings Corp.	(q)	10/10/14	$7,444	$6,960
Energy Future Holdings Corp.	(r)	10/10/14	4,500	4,196

				11,156

Total United States (Cost $135,259)				130,398

Canada — 2.5%
Royalty Trust — 0.6%
Harvest Operations Corp.	7.875%	10/15/11	6,500	5,769

Upstream — 1.9%
Athabasca Oil Sands Corp.	13.000	7/30/11	19,500	18,684

Total Canada (Cost $25,524)				24,453

Total Fixed Income Investments (Cost $160,783)				154,851

Total Long-Term Investments (Cost $1,079,694)				1,273,972

Short-Term Investment — 0.3%
Repurchase Agreement — 0.3%
Bear, Stearns & Co. Inc. (Agreement dated 8/31/2008 to be repurchased at $3,266), collateralized by $3,360 in U.S. Treasury Notes (Cost $3,265)	1.980	9/02/08		3,265

Total Investments — 132.2% (Cost $1,082,959)				1,277,237

			No. of
			Contracts
Liabilities
Call Option Contracts Written(j)
United States
Coal
Alpha Natural Resources, Inc., call option expiring 9/20/2008 @ $100.00			500	(250)
Arch Coal Inc., call option expiring 9/20/2008 @ $55.00			500	(143)
CONSOL Energy Inc., call option expiring 9/20/2008 @ $65.00			1,000	(580)
Massey Energy Inc., call option expiring 9/20/2008 @ $65.00			500	(235)
Patriot Coal Corporation, call option expiring 9/20/2008 @ $57.50			500	(285)
Peabody Energy Corporation, call option expiring 9/20/2008 @ $70.00			500	(65)

				(1,558)

MLP Affiliates
Penn Virginia Corporation, call option expiring 9/20/2008 @ $70.00			500	(115)

Canada
Royalty Trust
Fording Canadian Coal Trust, call option expiring 9/20/2008 @ $85.00			2,972	(1,367)

Total Call Option Contracts Written (Premiums received $2,763)				(3,040)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
August 31, 2008
(amounts in 000’s)
(UNAUDITED)

Description	Value
Senior Unsecured Notes	$(225,000)
Revolving Credit Facility	(66,000)
Other Liabilities	(40,303)

Total Liabilities	(334,343)
Other Assets	23,158

Total Liabilities in Excess of Other Assets	(311,185)

Net Assets Applicable To Stockholders	$966,052

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 33.1% of its net assets invested in securities treated as publicly traded partnerships at August 31, 2008, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security.

(f)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 24 months.

(g)	The Fund believes that it is an affiliate of Plains All American, L.P.

(h)	Distributions are paid-in-kind.

(i)	Security or a portion thereof is segregated as collateral on option contracts written.

(j)	Security is non-income producing.

(k)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(l)	Convertible security.

(m)	Floating rate senior secured term loan facility. Security pays paid in-kind interest at a rate of LIBOR + 500 basis points (7.89% as of August 31, 2008).

(n)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (8.56% as of August 31, 2008).

(o)	Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 5.00% + 525 basis points and 200 basis points default penalty (12.25% as of August 31, 2008). As of August 31, 2008, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan.

(p)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.75% as of August 31, 2008).

(q)	Floating rate senior secured first lien B-2 term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.21% as of August 31, 2008).

(r)	Floating rate senior secured first lien B-1 term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.23% as of August 31, 2008).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933 and cannot, as a result, be offered for public sale for a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as a lock-up agreements that preclude the Fund from offering these securities for public sale.
At August 31, 2008, the Fund held the following restricted securities.

			Number of
			Units or				Fair	Percent	Percent
		Type of	Principal ($)	Acquisition	Cost	Fair	Value per	of Net	of Total
Investment	Security	Restriction	(in 000s)	Date	Basis	Value	Unit	Assets	Assets
Copano Energy, L.L.C.	Class D Units	(1)	114	3/14/2008	$ 3,000	$ 2,829	$27.46	0.3%	0.2%
Regency Energy Partners LP	Common Units	(2)	114	8/01/2008	2,454	2,705	23.80	0.3	0.2

Total of securities valued in accordance with procedures established by the board of directors (3)					$ 5,454	$ 5,534		0.6%	0.4%

Athabasca Oil Sands Corp.	Corporate Bonds	(4)	$19,500	(5)	$19,047	$18,684	n/a	1.9%	1.4%
CDX Funding, LLC	Term Loan	(4)	$ 8,750	(5)	8,877	7,000	n/a	0.7	0.5
Dresser, Inc.	Term Loan	(4)	$13,000	(5)	12,299	12,561	n/a	1.3	1.0
Energy Future Holdings Corp.	Term Loan	(4)	$ 7,444	(5)	7,469	6,960	n/a	0.7	0.6
Energy Future Holdings Corp.	Term Loan	(4)	$ 4,500	(5)	4,278	4,196	n/a	0.4	0.3
Hilcorp Energy Company	Corporate Bonds	(4)	$13,589	(5)	13,223	12,298	n/a	1.3	1.0
Quicksilver Resources Inc.	Term Loan	(1)	$ 5,000	(5)	4,901	4,963	n/a	0.5	0.4
Targa Resources Investments, Inc.	Term Loan	(4)	$ 7,133	(5)	5,080	5,171	n/a	0.6	0.4

Total of securities valued by prices provided by market maker or independent pricing service(6)(7)					$75,174	$71,833		7.4%	5.6%

Total of all restricted securities					$80,628	$77,367		8.0%	6.0%

(1)	Unregistered security of a publicly-traded company.

(2)	Security subject to lock-up agreement.

(3)	Restricted securities that represent Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Securities are valued in accordance with the procedures established by the board of directors.

(4)	Unregistered security of a private company.

(5)	Acquired at various times throughout the current fiscal period and/or prior fiscal year.

(6)	Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(7)	Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.
At August 31, 2008, the cost basis of investments for federal income tax purposes was $1,090,980. At August 31, 2008, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$231,754
Gross unrealized depreciation	(45,496)

Net unrealized appreciation	$186,258

The identified cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on August 7, 2008 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

     SFAS No. 157. In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
     As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings.
     SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
     The following table presents our assets measured at fair value on a recurring basis at August 31, 2008.

Prices with
		Quoted Prices	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
Assets at Fair Value	Total	(Level 1)	(Level 2)	(Level 3)
Long-Term Investments	$1,273,972	$1,113,587	$154,851	$5,534
The Fund did not have any liabilities that were measured at fair value on a recurring basis at August 31, 2008.
The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at August 31, 2008.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2007	$31,584
Transfers out of Level 3	(31,584)
Realized gain (losses)	—
Unrealized gains, net	34
Purchases, issuances or settlements	5,500

Balance — August 31, 2008	$5,534

     The $34 of unrealized gains, net, presented in the table above relate to investments that are still held at August 31, 2008.
The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at August 31, 2008.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	October 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	October 30, 2008

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2008